Schedule of long-term borrowings (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
Vendor installment loans	$ 200,000	$ 380,000
Bank term loan	508,642	554,173
Total	708,642	934,173
Less: current portion of loans payable	240,141	409,025
Long-term debt payable	$ 468,501	$ 525,148